INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-Alesta Therapeutics B.V. (Details)	1 Months Ended						12 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Jun. 30, 2019	Apr. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 EUR (€)
Schedule of Investments
Equity ownership (as a percent)				16.327%
Interest rate (as a percent)				8.00%
Black Belt Tx Limited
Schedule of Investments
Payments to acquire equity investments					$ 2,249,600	€ 2,000,000
Equity ownership (as a percent)	12.90%				14.10%	14.10%		12.90%
Contribution amount | €								€ 750,000
Exchange of common stocks | €								€ 770,270
Percentage of fully diluted capital	8.30%							8.30%
Fair value of additional equity interest | $	$ 1,385,000
Impairment of equity investment | $							$ 865,000
Term of loan	3 years	3 years
Loan to be advanced	$ 261,000	€ 217,166
Interest rate (as a percent)	6.00%	6.00%
Convertible loan tranches repaid		€ 10,000,000	$ 11,900,000
Percentage of price per share issued at which the outstanding principal loan is to be converted	80.00%	80.00%